Label	Element	Value
STF Tactical Growth & Income ETF | Apple, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.80%
STF Tactical Growth & Income ETF | Microsoft Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	8.00%
STF Tactical Growth & Income ETF | NVIDIA Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.30%
STF Tactical Growth & Income ETF | Broadcom, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.20%
STF Tactical Growth & Income ETF | Meta Platforms, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	5.00%
STF Tactical Growth & Income ETF | Amazon.com, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.80%
STF Tactical Growth & Income ETF | Alphabet, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	4.70%
STF Tactical Growth & Income ETF | Tesla, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.10%
STF Tactical Growth & Income ETF | Costco Wholesale Corp. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.50%
STF Tactical Growth & Income ETF | Netflix, Inc. [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.90%
STF Tactical Growth & Income ETF | Manufacturing [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	49.70%
STF Tactical Growth & Income ETF | Information [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	22.80%
STF Tactical Growth & Income ETF | Retail Trade [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	9.40%
STF Tactical Growth & Income ETF | Professional, Scientific, and Technical Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	7.30%
STF Tactical Growth & Income ETF | Administrative and Support and Waste Management and Remediation Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.40%
STF Tactical Growth & Income ETF | Real Estate and Rental and Leasing [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	2.00%
STF Tactical Growth & Income ETF | Utilities [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.40%
STF Tactical Growth & Income ETF | Accommodation and Food Services [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	1.20%
STF Tactical Growth & Income ETF | Transportation and Warehousing [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.70%
STF Tactical Growth & Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.10%
STF Tactical Growth & Income ETF | Common Stocks [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	97.80%
STF Tactical Growth & Income ETF | Purchased Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	0.60%
STF Tactical Growth & Income ETF | Written Options [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	(1.70%)
STF Tactical Growth & Income ETF | Cash & Other [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Total Investments	oef_PctOfTotalInv	3.30%